Commitments and Contingencies (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 2,258
2022	6,669
2023	6,583
2024	6,592
2025	6,388
2026 and thereafter	33,403
Total	$ 61,893